Note 7 - Leases - Undiscounted Future Lease Payments Under Operating Leases and Financial Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Year one, operating lease	$ 18,606	$ 23,896
Year one, financing lease	7,665	7,313
Year two, operating lease	14,042	18,820
Year two, financing lease	7,665	7,313
Year three, operating lease	7,118	13,022
Year three, financing lease	6,096	7,313
Year four, operating lease	3,572	6,510
Year four, financing lease	2,713	5,786
Year five, operating lease	1,729	3,023
Year five, financing lease	1,625	2,395
Thereafter, operating lease	3,151	4,597
Thereafter, financing lease	2,786	3,995
Total minimum payment required, operating	48,218	69,868
Total minimum payment required, financing	28,550	34,115
Less interest, operating	3,402	5,559
Less interest, financing	2,540	3,524
Present value of minimum lease payments, operating	44,816	64,309
Present value of minimum lease payments, financing	26,010	30,591
Amount due within one year, financing	6,778	6,225
Long-term lease obligation, operating	27,769	42,760
Long-term lease obligation, financing	19,232	24,366
Current Portion of Long-term Debt and Lease Obligations [Member]
Amount due within one year, operating	$ 17,047	$ 21,549